Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 9, 2008 to the
Prospectus dated
May 1, 2008 of:

Active International Allocation Portfolio

Emerging Markets Portfolio

Global Franchise Portfolio

Global Value Equity Portfolio

International Equity Portfolio

International Growth Active Extension Portfolio

International Growth Equity Portfolio

International Magnum Portfolio

International Small Cap Portfolio

Effective June 9, 2008, the Fund's transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). The telephone number for contacting the Fund's transfer agent remains 1-800-548-7786. The Fund's mailing address is now Morgan Stanley Institutional Fund, Inc. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund's transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the fourth paragraph of the section titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced as follows:

  You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

MSIGLINTSPT

Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 9, 2008 to the
Prospectus dated
May 1, 2008 of:

Global Real Estate Portfolio

International Real Estate Portfolio

U.S. Real Estate Portfolio

Effective June 9, 2008, the Fund's transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). The telephone number for contacting the Fund's transfer agent remains 1-800-548-7786. The Fund's mailing address is now Morgan Stanley Institutional Fund, Inc. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund's transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the fourth paragraph of the section titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced as follows:

  You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

MSIREUISPT

Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 9, 2008 to the
Prospectus dated
May 1, 2008 of:

Capital Growth Portfolio

Disciplined Large Cap Value Active Extension Portfolio

Focus Growth Portfolio

Large Cap Relative Value Portfolio

Small Company Growth Portfolio

Systematic Large Cap Core Active Extension Portfolio

U.S. Small/Mid Cap Value Portfolio

Effective June 9, 2008, the Fund's transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). The telephone number for contacting the Fund's transfer agent remains 1-800-548-7786. The Fund's mailing address is now Morgan Stanley Institutional Fund, Inc. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund's transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the fourth paragraph of the section titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced as follows:

  You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

MSIEQUSPT

Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 9, 2008 to the
Prospectus dated
May 1, 2008 of:

Emerging Markets Debt Portfolio

Effective June 9, 2008, the Fund's transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). The telephone number for contacting the Fund's transfer agent remains 1-800-548-7786. The Fund's mailing address is now Morgan Stanley Institutional Fund, Inc. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund's transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the fourth paragraph of the section titled "Shareholder Information—How to Redeem Class I and Class P Shares" is hereby deleted and replaced as follows:

  You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund's other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

MSIFISPT

Statement of Additional Information Supplement

June 9, 2008

Morgan Stanley Institutional Fund, Inc.

Supplement dated
June 9, 2008 to the
Statement of Additional
Information dated
May 1, 2008:

Effective June 9, 2008, the Fund's transfer agent is Morgan Stanley Services Company Inc. ("Morgan Stanley Services"). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The telephone number for contacting the Fund's transfer agent remains 1-800-548-7786. The Fund's mailing address is now Morgan Stanley Institutional Fund, Inc. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Purchases by check and redemption orders through the mail should be sent to the Fund at this address. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund's transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

The first sentence of the Statement of Additional Information is hereby deleted and replaced as follows:

Morgan Stanley Institutional Fund, Inc. (the "Fund") is a mutual fund consisting of 24 portfolios (each a "Portfolio" and collectively the "Portfolios") offering a variety of investment alternatives.

The first paragraph under "Redemption of Shares—By Telephone" is hereby deleted and replaced as follows:

You can redeem Portfolio shares by calling the Fund and requesting that the redemption proceeds be mailed to you or wired to your bank. Please contact one of the Fund's representatives for further details. To change the commercial bank or account designated to receive redemption proceeds, send a written request to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed. The telephone redemption option may be difficult to implement at times, particularly during volatile market conditions. If you experience difficulty in making a telephone redemption, you may redeem shares by mail as described above.

The last paragraph under "General Information" is hereby deleted and replaced as follows:

As set forth in the Prospectuses, unless you elect otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until you notify the Fund by telephone or in writing that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

Please retain this supplement for future reference.